Capitalized lease liability (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Leases 1 [Abstract]
Current		R 10,745		R 0
Non-current		31,183		0
Total capitalized lease liability	R 0	R 41,928	R 32,104	R 0
Reconciliation of total capitalized lease liability
Opening finance lease liability	0
Adjustment on initial application of IFRS 16			R 32,104
Finance costs	2,214
Additions	15,116
Capital repayments	(11,435)
Interest repayments	(2,053)
Foreign currency translation differences	5,982
Total capitalized lease liability	R 41,928